CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net income	$ 6,862	$ 3,105	$ 10,157
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets	26,583	23,322	23,105
Amortization of deferred drydock and special survey costs	7,204	7,928	6,870
Income tax (benefit) / expense	(1,376)	(3,468)	982
Amortization of deferred financing costs	2,362	1,275	1,002
Amortization of intangible assets	2,724	3,543	3,523
Accretion of Notes payable-receivable / unwinding of discount	(12)	(25)	477
Gain on sale of assets	(28)	(1,064)	0
Provision for losses on accounts receivable	75	569	1,304
(Increase)/ decrease in accounts receivable	(2,574)	6,684	(8,120)
(Increase)/ decrease in prepaid expenses and other current assets	(11,329)	3,609	(3,558)
Decrease/ (increase) in inventories	3,682	(442)	(2,047)
(Increase)/ decrease in other long term assets	(2,875)	1,166	(220)
Payments for drydock and special survey costs	(1,948)	(3,687)	(7,220)
Income tax payable (increase)/ decrease	(261)	30	435
(Decrease)/ increase in accounts payable	(5,590)	(9,164)	1,683
(Decrease)/ increase in due to/ due from affiliate companies, net	(415)	211	350
(Decrease)/ increase in accrued expenses	(581)	2,156	128
(Decrease)/ increase in deferred income	(977)	1,223	(2,708)
Decrease in other long term liabilities	(368)	0	(439)
Decrease in due to related parties	0	0	(3,825)
Net cash provided by operating activities	21,158	36,971	21,879
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets,	(7,307)	(9,932)	(4,262)
Deposits for vessels, port terminals and other fixed assets	(12,572)	(36,589)	(86,911)
Proceeds from Notes Receivable	233	200	0
Net cash used in investing activities	(19,646)	(46,321)	(91,173)
FINANCING ACTIVITIES:
Proceeds from Term Loan B Facility, net of deferred finance costs and discount	0	95,487	0
Proceeds from Notes Payable	0	709	35,306
Proceeds from long term debt, net of deferred finance costs	6,919	13,893	25,000
Repayment of long-term debt and payment of principal	(7,607)	(2,519)	(69)
Repayment of Notes Payable	(4,240)	(4,040)	(1,336)
Payments of obligations under capital leases	0	(12,374)	(3,032)
Dividends paid	0	(70,000)	0
Net cash (used in)/ provided by financing activities	(4,928)	21,156	55,869
Net (decrease)/ increase in cash and cash equivalents	(3,416)	11,806	(13,425)
Cash and cash equivalents and restricted cash, beginning of year	79,888	68,082	81,507
Cash and cash equivalents and restricted cash, end of year	76,472	79,888	68,082
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	36,999	25,863	22,999
Non-cash investing and financing activities:
Revaluation of vessels due to termination/restructuring of capital lease obligation	0	5,243	0
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357	0
Acquisition of vessels port terminals and other fixed assets, net	(512)	(843)	(472)
Deposits for vessels, port terminals and other fixed assets	0	(726)	(5,726)
Transfers to other long term-assets	$ (26)	$ 0	$ 0